Inventories	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	5,289	4,547
Finished goods	5,569	5,608
	10,858	10,155

Inventories write-downs amounted to $0 thousand and $268 thousand during the three months ended March 31, 2025, and 2024, respectively. Inventories write-downs are recorded in cost of revenues.